Client Name:
Client Project Name:	BRAVO 2025-NQM8
Start - End Dates:	4/24/2024 - 5/19/2025
Deal Loan Count:	299

Waived Conditions Summary

Review Scope	Category	Code	Description	Count
Credit	LTV/CLTV	CRDLTV3026	LTV Exceeds Guideline Requirement by at least 5%, but less than 10%	1
Property Valuations	Property	PRVAPROP2556	Acreage exceeds property eligibility guidelines	1
Total				2

 ©2025 Clayton Services LLC. All rights reserved. Ownership and use of this report is governed by the legal agreement between Clayton and the party for which it was prepared. Any use not expressly authorized by such agreement, including reliance on this report by anyone other than such party, is prohibited.